Loss per share (Tables)	12 Months Ended
Dec. 31, 2018
Loss per share [abstract]
Loss per Share
	For the year ended December 31,
	2018	2017	2016
Loss attributable to common equity holders	(3,568)	(6,475)	(9,825)
Weighted average number of shares for basic and diluted LPS	3,200,927	2,574,995	260,384